Prepayments and other assets - Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Prepayments and other current assets
Receivables on behalf of manachised hotels	¥ 187,806		¥ 81,473
VAT recoverable	17,522		23,183
Contract assets	5,184		8,741
Prepaid advertising fees	15,363		3,979
Prepaid property management fees	9,333		5,467
Deposits	2,331		2,165
Prepayment for purchase of goods and service	4,264		5,990
Others	13,221		6,027
Subtotal	255,024		137,025
Less: allowance for doubtful accounts	(3,124)		(3,124)	¥ (3,124)
Total	¥ 251,900	$ 35,480	¥ 133,901